Other Financial Assets - Summary of Other Financial Assets (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Disclosure of financial assets [Line Items]
Other financial assets	$ 1,642,840	$ 55,427	$ 1,879,067
Current	472,340	15,936	558,686
Non-current	1,170,500	39,491	1,320,381
Unsecured subordinate corporate bonds [member]
Disclosure of financial assets [Line Items]
Other financial assets	1,000,000	33,738	1,000,000
Time deposits with original maturity of over three months [member]
Disclosure of financial assets [Line Items]
Other financial assets	405,520	13,682	480,736
Pledged time deposits [member]
Disclosure of financial assets [Line Items]
Other financial assets	59,456	2,006	206,530
Guaranty deposits [member]
Disclosure of financial assets [Line Items]
Other financial assets	170,594	5,756	178,103
Others [member]
Disclosure of financial assets [Line Items]
Other financial assets	$ 7,270	$ 245	$ 13,698